CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Schedule of Parent Company Balance Sheets (Details) - Parent [Member] - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash	$ 20,834	$ 2,885,258
Amounts due from related parties	1,546,589	1,497,089
Other current assets	0	100,156
Intercompany receivable	3,062,100	3,564,119
Total current assets	4,629,523	8,046,622
Non-current assets
Investment in subsidiaries and VIEs	5,950,770	7,032,153
Total assets	10,580,293	15,078,775
Current liabilities
Convertible note payable	279,019	2,391,945
Derivative liability	0	2,032,530
Promissory note payable	1,314,864	0
Payroll payable	68,000	42,500
Amounts due to related parties	100	100
Accrued liabilities and other current liabilities	84,476	141,602
Total current liabilities	1,746,459	4,608,677
Total liabilities	1,746,459	4,608,677
SHAREHOLDERS’ EQUITY
Additional paid-in capital	22,984,723	13,754,806
Accumulated deficits	(13,745,259)	(2,422,343)
Accumulated other comprehensive loss	(408,866)	(864,735)
Total shareholders’ equity	8,833,834	10,470,098
Total liabilities and shareholders’ equity	10,580,293	15,078,775
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Ordinary share value, issued	2,650	1,784
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Ordinary share value, issued	$ 586	$ 586